STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS (Statement) - EBP, NGSP $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Plan interest in the Northrop Grumman Defined Contribution Plans Master Trust	$ 73,900
Interest income from short-term investment fund	71
Total investment income	73,971
Interest income on notes receivable from participants	31
Total additions	74,002
Deductions:
Benefits paid to participants	53,831
Expenses	262
Total deductions	54,093
Increase in net assets before transfers	19,909
Transfers to Northrop Grumman Retirement Plan “B”	(7,376)
Increase in net assets after transfers	12,533
Net assets available for benefits
Beginning of year	487,644
End of year	500,177
Savings Account
Investment income:
Plan interest in the Northrop Grumman Defined Contribution Plans Master Trust	46,122
Interest income from short-term investment fund	71
Total investment income	46,193
Interest income on notes receivable from participants	31
Total additions	46,224
Deductions:
Benefits paid to participants	37,228
Expenses	163
Total deductions	37,391
Increase in net assets before transfers	8,833
Transfers to Northrop Grumman Retirement Plan “B”	0
Increase in net assets after transfers	8,833
Net assets available for benefits
Beginning of year	316,978
End of year	325,811
Retirement Account
Investment income:
Plan interest in the Northrop Grumman Defined Contribution Plans Master Trust	27,778
Interest income from short-term investment fund	0
Total investment income	27,778
Interest income on notes receivable from participants	0
Total additions	27,778
Deductions:
Benefits paid to participants	16,603
Expenses	99
Total deductions	16,702
Increase in net assets before transfers	11,076
Transfers to Northrop Grumman Retirement Plan “B”	(7,376)
Increase in net assets after transfers	3,700
Net assets available for benefits
Beginning of year	170,666
End of year	$ 174,366